Borrowings (Tables)	3 Months Ended
Mar. 31, 2024
Borrowings
Schedule of borrowings

	March 31,	December 31,
	2024	2023
	€1,000	€1,000
Innovation credit	2,899	2,899
Accrued interest on innovation credit	1,466	1,393

Total borrowings	4,365	4,292
Current portion	(4,365)	—
Total non-current borrowings	—	4,292